Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
24.	Fair Value Measurements
There are no assets measured or disclosed at fair value on a recurring basis as of December 31, 2022. Assets measured or disclosed at fair value on a recurring basis as of December 31,2023 are summarized below:

	Fair Value Measurements as of December 31, 2023 using
	Quoted Price in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)	fair value
	RMB	RMB	RMB	RMB
Fair value measurement
Derivative assets – foreign exchange forward contracts	—	1,743	—	1,743
Extendible money market certificate	57,494	—	—	57,494
Debt security investment	—	—	2,000	2,000

Total asset measured at fair value	57,494	1,743	2,000	61,237

The Group values its derivative instruments using the redemption forward rate by the issuing financial institutions that are not market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.
The fair value of short term investments is determined based on the pervasive interest rates in the market. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 1 of fair value measurements.
Debt security investment did not have readily determinable market values and are categorized as Level 3 in the fair value hierarchy. The Group used a combination of valuation methodologies, including the equity allocation model, market and income approaches based on the Group’s best estimate, which were determined by using information including but not limited to the pricing of recent rounds of financing of the investees.
There were no other assets or liabilities measured at a recurring or non-recurring
basis as of December 31, 2022 and 2023. The Group measures certain financial and non-financial
assets, including long-term investments and long-lived assets, at fair value on a nonrecurring basis when impairment charges are recognized.